Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 3,138	$ 438	¥ 2,816
Others	695	98	1,729
Total accrued expenses and other liabilities	¥ 3,833	$ 536	¥ 4,545